AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02059372

1-31398

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

RECD S.E.C.
OCT 2 1 2002
083

Cert Amy

October 21, 2002

PROCESSED
OCT 3 1 2002
THOMSON FINANCIAL
P

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on July 17, 2002, The American Stock Exchange, Inc. (the "Exchange") received from Natural Gas Services Group, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01 per share

Warrants to purchase common stock

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Director
Listing Qualifications Department

Bryan Fischer

cc: Herbert Scholl